Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Change in Contract with Customer, Liability [Abstract]
Beginning balance	¥ 12,572	$ 92	¥ 10,038	¥ 13,700
Revenue earned	(36,640)	(269)	(97,206)	(68,013)
Deferral of revenue	28,736	211	99,740	64,351
Ending balance	¥ 4,668	$ 34	¥ 12,572	¥ 10,038